Expense Example - American Century International Bond Fund	Mar. 01, 2026 USD ($)
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,206
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,089
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	971
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	563
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	1,875
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	2,114
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	1,771
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	971
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	911
EMERGING MARKETS DEBT FUND | EMERGING MARKETS DEBT FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
GLOBAL BOND FUND | GLOBAL BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,049
GLOBAL BOND FUND | GLOBAL BOND FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
GLOBAL BOND FUND | GLOBAL BOND FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
GLOBAL BOND FUND | GLOBAL BOND FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	557
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,730
GLOBAL BOND FUND | GLOBAL BOND FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,971
GLOBAL BOND FUND | GLOBAL BOND FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,623
GLOBAL BOND FUND | GLOBAL BOND FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	811
GLOBAL BOND FUND | GLOBAL BOND FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	751
GLOBAL BOND FUND | GLOBAL BOND FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26